Leases - Schedule of Lessee, Operating Lease, Liability, Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2021
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2023	$ 2,153
2024	166
Total undiscounted lease payments	2,319
Less: imputed interest	(47)
Total present value of lease liabilities	$ 2,272	$ 6,500